Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 03, 2021 shares	Oct. 08, 2019 shares
Research and development costs	$ 61,000		$ 497,000		$ 35,000
Advertising and promotional expenses	7,000		7,000		$ 13,000
Unrecognized contract revenue	$ 5,400,000		$ 11,581,000
Shares issued | shares	7,899,832	7,899,832	7,899,832	7,899,832			2,061,900	1,030,950
Revenue
Concentration percentage	15.00%	15.00%	23.00%	23.00%	34.00%	34.00%
Accounts Receivable
Concentration percentage	10.00%	10.00%
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 23,419,000		¥ 28,589,000		¥ 19,018,000
Shares issued | shares	82,572,000	82,572,000	82,572,000	82,572,000
Impairment of long-lived assets | ¥		¥ 0		¥ 2,742,000		¥ 0
ZHEJIANG TIANLAN | Revenue
Concentration percentage	35.00%	35.00%	39.00%	39.00%	40.00%	40.00%
ZHEJIANG TIANLAN | Revenue | Customer One
Concentration percentage	16.00%	16.00%	16.00%	16.00%	17.00%	17.00%
ZHEJIANG TIANLAN | Accounts Receivable
Concentration percentage	10.00%	10.00%